UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02802

UBS Cashfund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

UBS Cashfund Inc.

Schedule of investments – December 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

US government agency obligation—0.59%
15,000	Federal Home Loan Bank (cost—$15,000,000)	12/28/07	5.350		15,000,000

Bank note[1]—0.79%
Banking-US—0.79%
20,000	Bank of America, N.A. (cost—$20,000,000)	01/02/07	5.320		20,000,000
Certificates of deposit—12.43%
Non-US — 6.91%
25,000	Barclays Bank PLC	02/13/07	5.320		25,000,000
35,000	BNP Paribas	03/20/07	5.320		35,000,000
50,000	Lloyds TSB Bank PLC	01/19/07	5.305		50,000,123
65,000	Norinchukin Bank Ltd.	01/16/07 to 06/04/07	5.320 5.350	to	65,000,206
					175,000,329

US — 5.52%
50,000	American Express, Federal Savings Bank	01/09/07	5.290		50,000,000
30,000	SunTrust Bank	01/29/07	5.320	[1]	30,001,204
30,000	Wachovia Bank N.A. (Charlotte)	03/01/07	5.359	[1]	30,007,346
30,000	Wells Fargo Bank N.A.	01/02/07	5.300	[1]	29,999,406
					140,007,956
Total certificates of deposit (cost—$315,008,285)					315,008,285

Commercial paper[2]—77.12%
Asset backed-banking—2.34%
60,000	Atlantis One Funding	03/15/07	5.230		59,363,683

Asset backed-miscellaneous — 19.61%
50,000	Amsterdam Funding Corp.	04/27/07 to 05/01/07	5.145 5.185	to	49,151,356
65,000	Barton Capital LLC	01/03/07 to 01/17/07	5.265 5.270	to	64,939,993
31,000	Chariot Funding LLC	01/11/07	5.310		30,954,275
20,000	Falcon Asset Securitization Corp.	01/24/07	5.235		19,933,108
60,000	Kitty Hawk Funding Corp.	03/30/07	5.250		59,230,000
65,000	Ranger Funding Co. LLC	01/11/07 to 02/22/07	5.260 5.280	to	64,812,544
18,000	Regency Markets No. 1 LLC	01/16/07	5.310		17,960,175
62,796	Thunderbay Funding	01/16/07 to 02/08/07	5.250 5.260	to	62,565,256
40,000	Variable Funding Capital Corp.	01/03/07 to 01/08/07	5.280 5.290	to	39,973,561
55,000	Windmill Funding Corp.	03/02/07 to 03/23/07	5.220 5.230	to	54,429,475
33,000	Yorktown Capital LLC	01/10/07	5.270		32,956,523
					496,906,266

Asset backed-securities — 19.59%
58,900	Beta Finance, Inc.	01/08/07 to 03/29/07	5.230 5.250	to	58,530,269
6,000	Cancara Asset Securitisation LLC	01/08/07	5.280		5,993,840

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

Commercial paper[2]—(continued)
Asset backed-securities—(concluded)
50,000	CC (USA), Inc. (Centauri)	01/11/07 to 02/12/07	5.230 5.250	to	49,741,350
11,535	Clipper Receivables Co. LLC	01/03/07	5.300		11,531,603
65,000	Dorada Finance, Inc.	01/12/07 to 01/16/07	5.250 5.255	to	64,886,948
63,000	Galaxy Funding, Inc.	02/09/07 to 03/19/07	5.245 5.260	to	62,533,809
60,000	Grampian Funding LLC	03/27/07 to 05/21/07	5.155 5.180	to	58,992,583
60,000	K2 (USA) LLC	02/13/07 to 03/07/07	5.230 5.240	to	59,560,783
60,000	Links Finance LLC	01/29/07 to 02/16/07	5.250		59,663,125
65,000	Solitaire Funding LLC	01/18/07 to 01/23/07	5.250 5.255	to	64,813,973
					496,248,283

Automobile OEM — 1.06%
17,149	American Honda Finance Corp.	02/26/07	5.220		17,009,750
10,000	PACCAR Financial Corp.	03/16/07	5.250		9,892,083
					26,901,833

Banking-non-US — 12.03%
20,000	Alliance & Leicester PLC	04/11/07	5.190		19,711,667
42,277	Bank of Ireland	02/23/07	5.200		41,953,346
45,000	Depfa Bank PLC	01/05/07 to 02/27/07	5.240		44,742,367
30,000	DNB NOR ASA	01/19/07	5.220		29,921,700
60,000	KBC Financial Products International Ltd.	01/16/07 to 02/22/07	5.250 5.275	to	59,814,430
55,000	Nationwide Building Society	01/19/07 to 03/09/07	5.230 5.260	to	54,606,723
52,000	Northern Rock PLC	01/08/07 to 02/07/07	5.250 5.265	to	51,877,513
2,200	Westpac Banking Corp.	01/24/07	5.250		2,192,621
					304,820,367

Banking-US — 14.23%
40,000	Bank of America Corp.	01/12/07	5.240		39,935,956
35,000	Barclays US Funding Corp.	03/08/07 to 03/23/07	5.215 5.245	to	34,642,967
10,000	BNP Paribas Finance	05/07/07	5.200		9,818,000
41,000	CBA (Delaware) Finance, Inc.	02/16/07 to 03/12/07	5.230		40,621,406
30,000	Danske Corp.	05/24/07	5.170		29,383,908
40,000	HSBC USA, Inc.	01/18/07 to 03/01/07	5.240		39,809,322
50,000	ING (US) Funding LLC	01/22/07 to 04/10/07	5.195 5.240	to	49,454,131
42,000	Societe Generale N.A., Inc.	04/20/07	5.220		41,336,190
52,000	Stadshypotek Del, Inc.	01/30/07	5.250		51,780,083

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

Commercial paper[2]—(concluded)
Banking-US—(concluded)
24,000	UniCredito Delaware, Inc.	03/19/07	5.220 5.255	to	23,731,741
					360,513,704

Brokerage — 6.01%
50,000	Bear Stearns Cos., Inc.	01/09/07	5.250		49,941,667
30,000	Greenwich Capital Holdings, Inc.	01/16/07	5.309	[1]	30,000,000
23,000	Morgan Stanley	01/02/07	5.310	[1]	23,000,000
50,000	Morgan Stanley	03/06/07 to 06/29/07	5.180 5.240	to	49,205,411
					152,147,078

Finance-noncaptive diversified—1.07%
27,000	International Lease Finance Corp.	01/02/07	5.235		26,996,074

Healthcare—1.18%
30,000	Abbott Laboratories	01/16/07	5.255		29,934,313
Total commercial paper (cost—$1,953,831,601)					1,953,831,601

Short-term corporate obligations[1]—6.12%
Banking-non-US—2.37%
60,000	HBOS Treasury Services PLC[3]	01/02/07	5.399		60,000,000

Banking-US—0.99%
25,000	Wells Fargo & Co.	03/28/07	5.423		25,018,014

Finance-noncaptive consumer—0.79%
20,000	HSBC Finance Corp.	01/10/07	5.390		20,007,824

Finance-noncaptive diversified—1.97%
50,000	General Electric Capital Corp.	01/09/07	5.475		50,000,000
Total short-term corporate obligations (cost—$155,025,838)					155,025,838

Repurchase agreements—3.04%
75,000	Repurchase agreement dated 12/29/06 with Deutsche Bank, collateralized by $50,000,000 Federal Home Loan Mortgage Corp. obligations, 3.250% due 11/02/07 and $26,617,000 Federal National Mortgage Association obligations, 5.100% due 02/22/08; (value—$76,500,653); proceeds: $75,043,750	01/02/07	5.250		75,000,000
1,977	Repurchase agreement dated 12/29/06 with State Street Bank & Trust Co., collateralized by $1,714,683 US Treasury Bonds, 6.250% due 08/15/23 and $9,161 US Treasury Notes, 6.125% due 08/15/07; (value—$2,017,969); proceeds: $1,977,978	01/02/07	4.450		1,977,000
Total repurchase agreements (cost—$76,977,000)					76,977,000
Total investments (cost—$2,535,842,724 which approximates cost for federal income tax purposes)[4]—100.09%					2,535,842,724
Liabilities in excess of other assets — (0.09)%					(2,406,388)
Net assets (applicable to 2,533,695,961 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%					2,533,436,336

1	Variable rate security. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2006, and reset periodically.
2	Interest rates shown are the discount rates at date of purchase.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 2.37% of net assets as of December 31, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of portfolio assets (%)
United States	65.2
United Kingdom	14.4
Ireland	3.4
France	3.0
Japan	2.6
Belgium	2.4
Sweden	2.0
Netherlands	2.0
Australia	1.7
Norway	1.2
Denmark	1.2
Italy	0.9
Total	100.0

Weighted average maturity — 47 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2006.

Item 2. Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 1, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 1, 2007